Results of Operations for Oil and Gas Producing Activities	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Results of Operations for Oil and Gas Producing Activities
22.	RESULTS OF OPERATIONS FOR OIL AND GAS PRODUCING ACTIVITIES (UNAUDITED)

Results of operations are equal to revenues, less (a) production costs, (b) impairment expenses, (c) exploration expenses, (d) DD&A expenses, and (e) income tax expense (benefit) (certain prior year amounts have been reclassified to conform to current presentation):

	2015	2014	2013
Consolidated Entities (in thousands):
Revenues
Oil and Natural Gas Sales	$171,951	$297,869	$213,919
Expenses
Production and Lease Operating Expense	118,999	100,282	62,150
Impairment Expense	345,775	132,618	32,072
Exploration Expense	3,011	9,446	11,408
Depletion, Depreciation, Amortization and Accretion	104,744	94,467	62,386

Total Costs	572,529	336,813	168,016
Pre-Tax Operating Income (Loss)	(400,578)	(38,944)	45,903
Income Tax (Expense) Benefit(a)	22,833	14,059	(29,148)

Results of Operations for Oil and Gas Producing Activities	$(377,745)	$(24,885)	$16,755

Share of Equity Method Investments (in thousands):
Expenses
Depletion, Depreciation, Amortization and Accretion	$812	$805	$752

Total Costs	812	805	752
Pre-Tax Operating Loss	(812)	(805)	(752)
Income Tax Benefit (a)	46	291	478

Results of Operations for Oil and Gas Producing Activities	$(766)	$(514)	$(274)

Total Consolidated and Equity Method Investees Results of Operations for Oil and Gas Producing Activities	$(378,511)	$(25,399)	$16,481

(a)	Computed using the effective rate for continuing operations for each period: 5.7% in 2015; 36.1% in 2014 and; 63.5% in 2013.